UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02351

Western Asset Income Fund

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA 91101
Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 06/30/2008

Item 1.	Report to Shareholders.

Western Asset Income Fund

Semi-Annual Report to Shareholders

June 30, 2008

Semi-Annual Report to Shareholders

Fund Highlights

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Net Asset Value	$133,197,160	$142,029,227
Per Share	$14.19	$15.13
Market Value Per Share	$13.14	$13.50
Net Investment Income	$4,736,409	$8,929,405
Per Share	$0.50	$0.95
Dividends Paid:
Ordinary Income	$4,366,092	$8,985,699
Per Share	$0.47	$0.96
Long-Term Capital Gains	$423,463	$1,504,189
Per Share	$0.05	$0.16

The Fund

Western Asset Income Fund (the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the Fund’s net investment income is distributed to its shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they trade under the symbol PAI, and price quotations can be found in publications under the abbreviation WstAssetIncoFd.

Investment Policies

The Fund’s investment policies provide that at the time of purchase, its portfolio must be invested in accordance with the following:

•	At least 75% of the Fund’s total assets in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan and Optional Cash Investment Service

The Fund and Computershare Trust Company, N.A. (“Computershare” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, the Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of the Fund unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of the Fund through the Optional Cash Investment Service (“Optional Cash Investment Service”).

Dividend Reinvestment Plan

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of Fund shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of Fund shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Semi-Annual Report to Shareholders

Fund Highlights—Continued

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of the Fund’s stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all other participants in the Plan. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

The Fund will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event the Fund determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010—Investor Relations, telephone number 1-866-290-4386.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may

Semi-Annual Report to Shareholders

request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value ("NAV"), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume
September 30, 2007	$14.72	$15.47	(4.85)%	16,141
December 31, 2007	13.50	15.13	(10.77)%	18,245
March 31, 2008	13.25	14.34	(7.60)%	17,005
June 30, 2008	13.14	14.19	(7.40)%	14,888

Semi-Annual Report to Shareholders

Portfolio Diversification

June 30, 2008A

The pie and bar charts above represent the composition of the Fund’s portfolio as of June 30, 2008.

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
B	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2008 (Unaudited)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	98.3%

Corporate Bonds and Notes	71.6%

Aerospace and Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$275,000	$277,750

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	164,859	150,846
Continental Airlines Inc.		7.256%	3/15/20	193,739	183,084
Delta Air Lines Inc.		7.111%	9/18/11	400,000	370,000

					703,930

Automobiles	5.0%
Ford Motor Co.		7.450%	7/16/31	8,050,000	4,689,125	A
General Motors Corp.		8.250%	7/15/23	3,450,000	2,009,625	A

					6,698,750

Beverages	0.2%
Dr Pepper Snapple Group Inc. Senior Notes		6.820%	5/1/18	240,000	240,990	B

Building Products	0.5%
American Standard Inc.		8.250%	6/1/09	500,000	515,928
Nortek Inc.		8.500%	9/1/14	225,000	144,000	A

					659,928

Capital Markets	4.6%
BankAmerica Capital III		3.283%	1/15/27	215,000	169,877	A,C
Goldman Sachs Capital II		5.793%	12/29/49	920,000	639,731	D
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,590,000	1,037,475	D
Lehman Brothers Holdings Inc.		5.750%	5/17/13	350,000	332,928
Lehman Brothers Holdings Inc.		6.500%	7/19/17	110,000	101,763
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400,000	391,486
Merrill Lynch and Co. Inc.		5.700%	5/2/17	1,000,000	880,438
Merrill Lynch and Co. Inc.		6.400%	8/28/17	300,000	277,990
Merrill Lynch and Co. Inc.		6.110%	1/29/37	320,000	254,146
Morgan Stanley		5.050%	1/21/11	780,000	771,104
Morgan Stanley		4.750%	4/1/14	60,000	54,674
Morgan Stanley		6.625%	4/1/18	100,000	94,752
The Bear Stearns Cos. Inc.		5.550%	1/22/17	720,000	665,443	A
The Goldman Sachs Group Inc.		6.345%	2/15/34	555,000	470,490	A

					6,142,297

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued
Chemicals	0.6%
The Dow Chemical Co.		7.375%	11/1/29	$800,000	$848,484

Commercial Banks	3.2%
Comerica Capital Trust II		6.576%	2/20/37	360,000	226,699	D
Rabobank Capital Funding Trust II		5.260%	12/31/49	115,000	105,349	B,D
Rabobank Capital Funding Trust III		5.254%	12/31/16	1,145,000	983,311	B,D
RBS Capital Trust III		5.512%	9/29/49	1,460,000	1,268,880	D
SunTrust Capital VIII		6.100%	12/15/36	560,000	444,748	D
Wachovia Capital Trust III		5.800%	3/15/42	410,000	278,800	D
Wells Fargo Capital X		5.950%	12/15/36	450,000	408,219	D
Wells Fargo Capital XIII		7.700%	12/29/49	500,000	497,023	D

					4,213,029

Commercial Services and Supplies	0.3%
Waste Management Inc.		7.375%	5/15/29	415,000	436,109

Communications Equipment	N.M.
Motorola Inc.		7.625%	11/15/10	56,000	57,085

Consumer Finance	2.8%
American Express Co.		6.800%	9/1/66	1,120,000	1,035,489	D
Capital One Financial Corp.		6.750%	9/15/17	230,000	227,890
GMAC LLC		8.000%	11/1/31	1,610,000	1,047,431
Nelnet Inc.		7.400%	9/29/36	460,000	300,746	D
SLM Corp.		5.000%	10/1/13	810,000	700,378
SLM Corp.		5.050%	11/14/14	130,000	110,408
SLM Corp.		8.450%	6/15/18	230,000	220,647
SLM Corp.		5.625%	8/1/33	180,000	135,531

					3,778,520

Containers and Packaging	0.2%
Graphic Packaging International Corp.		9.500%	8/15/13	200,000	191,000	A

Diversified Financial Services	9.8%
AGFC Capital Trust I		6.000%	1/15/67	300,000	238,059	B,D
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880,000	1,909,251	B
BAC Capital Trust XIV		5.630%	12/31/49	580,000	452,591	D
Bank of America Corp.		8.000%	12/29/49	150,000	140,530	D
Beaver Valley II Funding		9.000%	6/1/17	272,000	292,979
Capital One Bank		6.500%	6/13/13	330,000	323,146	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
Capital One Capital IV		6.745%	2/17/37	$390,000	$291,420	D
Capmark Financial Group Inc.		5.875%	5/10/12	350,000	246,894	E
Chase Capital II		3.373%	2/1/27	725,000	558,533	C
Citigroup Capital XXI		8.300%	12/21/57	320,000	302,185	D
Citigroup Inc.		6.125%	8/25/36	550,000	465,166
Citigroup Inc.		8.400%	4/29/49	200,000	190,122	D
Deutsche Bank Capital Funding Trust		5.628%	1/19/49	670,000	564,539	B,D
General Electric Capital Corp.		6.375%	11/15/67	600,000	567,485	D
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	310,000	260,353	B,D
HSBC Finance Capital Trust IX		5.911%	11/30/35	1,350,000	1,082,227	D
HSBC Finance Corp.		5.700%	6/1/11	1,380,000	1,391,062
ILFC E-Capital Trust II		6.250%	12/21/65	790,000	659,385	B,D
Kaupthing Bank Hf		7.625%	2/28/15	620,000	560,046	B,F
Liberty Media LLC		8.500%	7/15/29	130,000	116,283	A
Liberty Media LLC		8.250%	2/1/30	65,000	56,623	A
TNK-BP Finance SA		7.875%	3/13/18	100,000	96,250	B
UBS Preferred Funding Trust V		6.243%	5/12/49	1,120,000	981,362	D
ZFS Finance USA Trust II		6.450%	12/15/65	1,440,000	1,277,279	B,D

					13,023,770

Diversified Telecommunication Services	1.6%
AT&T Corp.		8.000%	11/15/31	440,000	505,121
Embarq Corp.		7.082%	6/1/16	330,000	313,419
Qwest Corp.		6.875%	9/15/33	1,000,000	825,000
Verizon Global Funding Corp.		5.850%	9/15/35	570,000	502,390

					2,145,930

Electric Utilities	4.7%
Commonwealth Edison Co.		5.800%	3/15/18	560,000	546,658
Exelon Corp.		6.750%	5/1/11	550,000	565,031
FirstEnergy Corp.		6.450%	11/15/11	60,000	61,566
FirstEnergy Corp.		7.375%	11/15/31	395,000	429,522
Pacific Gas and Electric Co.		6.050%	3/1/34	800,000	771,386
PNPP II Funding Corp.		9.120%	5/30/16	2,090,000	2,329,603	A
Sithe/Independence Funding Corp.		9.000%	12/30/13	1,424,557	1,514,617

					6,218,383

Energy Equipment and Services	0.2%
EEB International Ltd.		8.750%	10/31/14	260,000	275,600	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	0.3%
Wal-Mart Stores Inc.		6.500%	8/15/37	$380,000	$391,078

Food Products	0.2%
Tyson Foods Inc.		6.850%	4/1/16	340,000	308,973	E

Gas Utilities	0.1%
Southern Natural Gas Co.		5.900%	4/1/17	170,000	162,407	B

Health Care Equipment and Supplies	0.2%
Hospira Inc.		6.050%	3/30/17	290,000	279,869

Health Care Providers and Services	4.8%
Cardinal Health Inc.		5.500%	6/15/13	210,000	209,534
Cardinal Health Inc.		5.800%	10/15/16	410,000	401,269
Coventry Health Care Inc.		5.950%	3/15/17	440,000	382,673
HCA Inc.		7.875%	2/1/11	250,000	246,250
HCA Inc.		6.300%	10/1/12	180,000	161,550
HCA Inc.		6.250%	2/15/13	930,000	806,775
HCA Inc.		5.750%	3/15/14	65,000	54,113
HCA Inc.		9.125%	11/15/14	400,000	409,000
HCA Inc.		9.250%	11/15/16	500,000	515,000
Humana Inc.		6.450%	6/1/16	220,000	213,407
Tenet Healthcare Corp.		6.375%	12/1/11	1,465,000	1,402,738
UnitedHealth Group Inc.		6.000%	11/15/17	520,000	503,336
Universal Health Services Inc.		7.125%	6/30/16	520,000	534,470
WellPoint Inc.		5.875%	6/15/17	540,000	521,955

					6,362,070

Hotels, Restaurants and Leisure	0.2%
Caesars Entertainment Inc.		8.125%	5/15/11	250,000	200,000	A

Household Durables	0.3%
DR Horton Inc.		5.250%	2/15/15	410,000	325,950
Pulte Homes Inc.		6.250%	2/15/13	145,000	130,500

					456,450

Independent Power Producers and Energy Traders	2.7%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300,000	1,285,375
Dynegy Holdings Inc.		8.750%	2/15/12	735,000	746,025	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders—Continued
TXU Corp.		5.550%	11/15/14	$1,500,000	$1,174,310
TXU Corp.		6.500%	11/15/24	520,000	383,657

					3,589,367

Insurance	3.3%
Allstate Corp.		6.500%	5/15/57	480,000	419,387	A,D
American International Group Inc.		6.250%	3/15/37	80,000	62,621	D
ASIF Global Financing XIX		4.900%	1/17/13	30,000	28,823	B
Everest Reinsurance Holdings Inc.		6.600%	5/15/37	260,000	185,501	D
Hartford Financial Services Group Inc.		8.125%	6/15/68	325,000	316,308	D
Liberty Mutual Group		5.750%	3/15/14	270,000	260,635	B
Liberty Mutual Group		7.800%	3/15/37	300,000	239,509	B
MetLife Inc.		6.400%	12/15/36	1,160,000	1,012,818	D
Prudential Financial Inc.		8.875%	6/15/38	340,000	339,904	D
The Chubb Corp.		6.375%	3/29/67	320,000	292,718	D
The Travelers Cos. Inc.		6.250%	3/15/37	620,000	532,668	D
The Travelers Cos. Inc.		6.250%	6/15/37	280,000	260,275
Willis North America Inc.		5.125%	7/15/10	280,000	275,300
Willis North America Inc.		5.625%	7/15/15	230,000	206,789

					4,433,256

IT Services	0.8%
Electronic Data Systems Corp.		7.125%	10/15/09	600,000	618,760
Electronic Data Systems Corp.		7.450%	10/15/29	420,000	461,470

					1,080,230

Leisure Equipment and Products	0.2%
Hasbro Inc.		6.300%	9/15/17	320,000	316,016	E

Media	2.7%
AMFM Inc.		8.000%	11/1/08	210,000	213,120
Clear Channel Communications Inc.		5.500%	9/15/14	365,000	219,000
Comcast Cable Holdings LLC		9.800%	2/1/12	375,000	422,707
Comcast Corp.		6.450%	3/15/37	120,000	111,683
Comcast Corp.		6.950%	8/15/37	160,000	157,374
Comcast Corp.		6.400%	5/15/38	260,000	239,843
News America Inc.		6.550%	3/15/33	545,000	533,194	A
TCI Communications Inc.		8.750%	8/1/15	160,000	180,860
Time Warner Entertainment Co. LP		8.375%	7/15/33	530,000	573,596
Time Warner Inc.		9.125%	1/15/13	240,000	263,540
Time Warner Inc.		7.700%	5/1/32	595,000	609,163

					3,524,080

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued
Metals and Mining	1.9%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	$1,730,000	$1,825,150
GTL Trade Finance Inc.		7.250%	10/20/17	737,000	740,442	B

					2,565,592

Multi-Utilities	1.1%
Centerpoint Energy Inc.		6.850%	6/1/15	1,150,000	1,170,244
DTE Energy Co.		6.375%	4/15/33	330,000	310,525

					1,480,769

Multiline Retail	0.8%
Federated Retail Holdings Inc.		5.350%	3/15/12	270,000	250,887
Macy’s Retail Holdings Inc.		5.875%	1/15/13	330,000	306,235
May Department Stores Co.		5.750%	7/15/14	400,000	361,165	A
May Department Stores Co.		6.650%	7/15/24	180,000	145,751

					1,064,038

Oil, Gas and Consumable Fuels	8.8%
Apache Corp.		6.000%	1/15/37	230,000	225,683
DCP Midstream LLC		6.750%	9/15/37	420,000	397,847	B
Devon Financing Corp. ULC		7.875%	9/30/31	350,000	413,384
Duke Capital LLC		6.250%	2/15/13	800,000	814,155	A
El Paso Corp.		7.800%	8/1/31	2,000,000	2,014,124
EOG Resources Inc.		5.875%	9/15/17	540,000	543,643
Hess Corp.		7.875%	10/1/29	1,450,000	1,663,015
Kerr-McGee Corp.		6.950%	7/1/24	300,000	311,179
Kinder Morgan Energy Partners LP		7.125%	3/15/12	530,000	553,272
Peabody Energy Corp.		6.875%	3/15/13	285,000	285,713
Pemex Project Funding Master Trust		6.625%	6/15/35	2,635,000	2,599,699	A
The Williams Cos. Inc.		7.500%	1/15/31	102,000	103,148
The Williams Cos. Inc.		8.750%	3/15/32	1,250,000	1,418,750
XTO Energy Inc.		6.100%	4/1/36	440,000	419,085

					11,762,697

Paper and Forest Products	0.6%
Georgia-Pacific Corp.		9.500%	12/1/11	325,000	330,281
Georgia-Pacific Corp.		7.375%	12/1/25	250,000	211,250
Weyerhaeuser Co.		6.750%	3/15/12	235,000	242,032

					783,563

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	170,000	164,090

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Real Estate Investment Trusts (REITs)	0.5%
Health Care REIT Inc.		5.875%	5/15/15	$130,000	$120,823
iStar Financial Inc.		5.950%	10/15/13	590,000	483,800

					604,623

Real Estate Management and Development	0.2%
Forest City Enterprises Inc.		7.625%	6/1/15	225,000	209,250

Thrifts and Mortgage Finance	4.7%
BB&T Capital Trust II		6.750%	6/7/36	640,000	560,515
Countrywide Financial Corp.		5.800%	6/7/12	950,000	898,516
Countrywide Financial Corp.		6.250%	5/15/16	500,000	445,172	A
Residential Capital LLC		8.500%	5/15/10	3,536,000	2,970,240	B
Residential Capital LLC		9.625%	5/15/15	1,416,000	686,760	B
Washington Mutual Inc.		7.250%	11/1/17	950,000	701,812	A

					6,263,015

Tobacco	1.1%
Reynolds American Inc.		7.250%	6/1/12	1,360,000	1,402,360

Wireless Telecommunication Services	1.6%
New Cingular Wireless Services Inc.		8.750%	3/1/31	475,000	563,625
Nextel Communications Inc.		5.950%	3/15/14	88,000	70,620
Nextel Communications Inc.		7.375%	8/1/15	285,000	236,550
Sprint Capital Corp.		6.900%	5/1/19	330,000	289,575
Sprint Capital Corp.		8.750%	3/15/32	940,000	895,350

					2,055,720

Total Corporate Bonds and Notes (Cost—$103,139,125)					95,371,068
Mortgage-Backed Securities	0.7%

Variable Rate SecuritiesG	0.7%
Thornburg Mortgage Securities Trust 2007-4 2A1		6.220%	9/25/37	508,652	485,829
Thornburg Mortgage Securities Trust 2007-4 3A1		6.214%	9/25/37	470,657	446,860

Total Mortgage-Backed Securities (Cost—$970,553)					932,689

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	N.M.

Fixed Rate Securities	N.M.
Freddie Mac		10.250%	5/1/09	$1,282	$1,325

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$1,242)					1,325
Yankee BondsH	25.5%

Aerospace and Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	367,896	364,143	B

Commercial Banks	10.4%
AES El Salvador Trust		6.750%	2/1/16	750,000	673,521	B
ATF Capital BV		9.250%	2/21/14	810,000	814,050	A,B
Banco Mercantil del Norte SA		6.135%	10/13/16	750,000	730,211	B,D
Barclays Bank PLC		7.434%	9/29/49	910,000	853,559	B,D
Barclays Bank PLC		7.700%	12/31/49	300,000	302,211	B,D
Glitnir Banki Hf		6.330%	7/28/11	400,000	324,440	B
Glitnir Banki Hf		6.693%	6/15/16	680,000	437,281	B,D
Glitnir Banki Hf		7.451%	12/14/49	210,000	126,389	B,D
HBOS Capital Funding LP		6.071%	6/30/49	560,000	484,168	B,D
HSBK Europe BV		7.250%	5/3/17	490,000	426,300	B
ICICI Bank Ltd.		6.375%	4/30/22	200,000	179,234	B,D
ICICI Bank Ltd.		6.375%	4/30/22	100,000	90,333	B,D
Kaupthing Bank Hf		5.750%	10/4/11	480,000	388,601	B
Kaupthing Bank Hf		7.125%	5/19/16	1,250,000	880,883	B
Landsbanki Islands Hf		7.431%	12/31/49	730,000	460,918	B,D
Mizuho Financial Group		5.790%	4/15/14	1,100,000	1,120,902	B
Natixis		10.000%	4/29/49	460,000	469,200	B,D
Resona Preferred Global Securities		7.191%	12/29/49	1,095,000	1,011,129	B,D
Royal Bank of Scotland Group PLC		7.640%	3/17/49	100,000	91,433	D
RSHB Capital SA		7.175%	5/16/13	970,000	971,213	B
RSHB Capital SA		7.125%	1/14/14	370,000	364,894	A,B
RSHB Capital SA		6.299%	5/15/17	380,000	350,607	B
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,210,000	849,773	B,D
Sumitomo Mitsui Banking Corp.		5.625%	12/31/49	270,000	242,307	B,D
TuranAlem Finance BV		8.250%	1/22/37	740,000	617,900	B
VTB Capital SA for Vneshtorgbank		3.384%	8/1/08	560,000	554,400	B,C

					13,815,857

Consumer Finance	0.7%
Aiful Corp.		6.000%	12/12/11	1,095,000	904,992	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Diversified Financial Services	1.4%
Lukoil International Finance BV		6.356%	6/7/17	$310,000	$292,175	B
Petroplus Finance Ltd.		7.000%	5/1/17	600,000	529,500	B
SMFG Preferred Capital		6.078%	1/29/49	380,000	321,301	B,D
TNK-BP Finance SA		7.500%	7/18/16	360,000	340,632	B
UFJ Finance Aruba AEC		6.750%	7/15/13	355,000	372,942

					1,856,550

Diversified Telecommunication Services	2.6%
British Telecommunications PLC		9.125%	12/15/30	330,000	396,688	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	160,000	156,114
Deutsche Telekom International Finance BV		8.750%	6/15/30	500,000	573,689	E
Koninklijke (Royal) KPN NV		8.375%	10/1/30	240,000	275,911
Telecom Italia Capital		7.200%	7/18/36	760,000	734,882
Telecom Italia Capital SA		7.721%	6/4/38	470,000	477,585
Telefonica Emisiones S.A.U.		7.045%	6/20/36	600,000	615,750
VIP Finance Ireland Ltd		8.375%	4/30/13	250,000	246,457	B

					3,477,076

Electric Utilities	0.6%
Enersis SA		7.375%	1/15/14	317,000	336,707	A
Enersis SA/Cayman Island		7.400%	12/1/16	452,000	483,800

					820,507

Food and Staples Retailing	0.2%
Delhaize Group		6.500%	6/15/17	290,000	292,528

Foreign Governments	0.9%
Quebec Province		7.970%	7/22/36	650,000	899,155
Russian Federation		7.500%	3/31/30	53,190	59,673	B
United Mexican States		6.750%	9/27/34	235,000	249,335

					1,208,163

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	270,000	240,300	B

Industrial Conglomerates	1.1%
Tyco International Group SA		6.375%	10/15/11	1,450,000	1,483,830

Insurance	0.5%
Axa		8.600%	12/15/30	550,000	592,385

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Income Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Media	0.2%
Rogers Cable Inc.		6.250%	6/15/13	$250,000		$255,460

Metals and Mining	1.0%
Evraz Group SA		8.875%	4/24/13	260,000		260,312	B
Vale Overseas Ltd.		6.875%	11/21/36	1,148,000		1,066,188

						1,326,500

Oil, Gas and Consumable Fuels	4.8%
Anadarko Finance Co.		7.500%	5/1/31	1,355,000		1,452,477
Gazprom		9.625%	3/1/13	50,000		55,465	B
Gazprom		9.625%	3/1/13	20,000		22,081	B
Gazprom		6.212%	11/22/16	450,000		420,435	B
Gazprom		6.510%	3/7/22	400,000		359,000	B
Petrobras International Finance Co.		5.875%	3/1/18	879,000		845,549
Petrozuata Finance Inc.		8.220%	4/1/17	3,173,530		3,291,586	B

						6,446,593

Wireless Telecommunication Services	0.6%
America Movil SA de CV		5.625%	11/15/17	520,000		500,808
Rogers Wireless Inc.		6.375%	3/1/14	300,000		300,347

						801,155

Total Yankee Bonds (Cost—$35,939,494)						33,886,039

Preferred Stocks	0.5%
Fannie Mae		8.250%		11,700	shs	268,515	A,D
Freddie Mac		8.375%		16,625		403,988	A,D

Total Preferred Stocks (Cost—$708,125)						672,503
Total Long-Term Securities (Cost—$140,758,539)						130,863,624

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Investment of Collateral From Securities Lending	9.8%
State Street Navigator Securities Lending Prime Portfolio				13,062,520shs	$13,062,520

Total Investment of Collateral From Securities Lending (Cost—$13,062,520)					13,062,520

Total Investments (Cost—$153,821,059)I	108.1%				143,926,144
Obligation to Return Collateral For Securities Loaned	(9.8%)				(13,062,520)
Other Assets Less Liabilities	1.7%				2,333,536

Net Assets	100.0%				$133,197,160

N.M.—Not Meaningful.

A	All or a portion of this security is on loan.
B

Rule 144A Security – A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 25.59% of net assets.

C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank, the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2008.

D

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,278,451
Gross unrealized depreciation	(12,173,366)

Net unrealized appreciation	$9,894,915

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Western Asset Income Fund

Assets:
Investment securities at market value (Cost—$153,821,059)		$143,926,144	A
Cash		3,457
Interest receivable		2,423,584
Receivable for securities sold		110,000
Other assets		13,944

Total assets		146,477,129

Liabilities:
Obligation to return collateral for securities loaned	$13,062,520
Accrued management fee	58,526
Accrued expenses	158,923

Total liabilities		13,279,969

Net Assets		$133,197,160

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000,000 shares;
9,389,431 issued and outstanding shares		$93,894
Additional paid-in-capital		141,896,764
Undistributed net investment income		963,977
Accumulated net realized gain on investments		137,440
Net unrealized depreciation of investments		(9,894,915)

Net Assets		$133,197,160

Net Asset Value Per Share:
($133,197,160÷9,389,431 common shares issued and outstanding)		$14.19

A	The market value of securities on loan is $12,793,520.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Western Asset Income Fund

Investment Income:
Interest	$5,260,970
Dividends	33,324
Income from securities loaned	25,007

Total income		$5,319,301

Expenses:
Management fees	366,925
Audit and legal fees	105,973
Custodian fees	18,860
Directors’ fees and expenses	2,646
Registration fees	10,625
Reports to shareholders	28,721
Proxy expense	12,024
Transfer agent and shareholder servicing expense	16,082
Taxes, other than federal income taxes	19,375
Other expenses	13,888

	595,119
Less: Fees waived	(12,000)
Compensating balance credits	(227)

Net expenses		582,892

Net Investment Income		4,736,409
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	139,928
Change in unrealized appreciation/(depreciation) of investments	(8,918,849)

Net Realized and Unrealized Loss on Investments		(8,778,921)

Change in Net Assets Resulting From Operations		$(4,042,512)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Income Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2008	FOR THE YEAR ENDED DECEMBER 31, 2007
Change in Net Assets:	(Unaudited)
Net investment income	$4,736,409	$8,929,405
Net realized gain	139,928	1,240,006
Change in unrealized appreciation/(depreciation)	(8,918,849)	(7,056,691)

Change in net assets resulting from operations	(4,042,512)	3,112,720

Distributions to shareholders from:
Net investment income	(4,366,092)	(8,985,699)
Net realized gain on investments	(423,463)	(1,504,189)

Change in net assets applicable to common shareholders	(8,832,067)	(7,377,168)

Net Assets:
Beginning of period	142,029,227	149,406,395

End of period	$133,197,160	$142,029,227

Undistributed net investment income	$963,977	$593,660

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of Common Stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Western Asset Income Fund

	SIX MONTHS ENDED JUNE 30, 2008		YEARS ENDED DECEMBER 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$15.13		$15.91		$15.73		$16.33	$16.52	$15.04

Investment operations:
Net investment income	.50	A	.95	A	.91	A	.88	.94	.92
Net realized and unrealized gain/(loss)	(.92)		(.61)		.21		(.41)	.32	1.54

Total from investment operations	(.42)		.34		1.12		.47	1.26	2.46

Distributions from:
Net investment income	(.47)		(.96)		(.86)		(.87)	(.93)	(.98)
Net realized gain on investments	(.05)		(.16)		(.08)		(.20)	(.52)	—

Total distributions	(.52)		(1.12)		(.94)		(1.07)	(1.45)	(.98)

Net asset value, end of period	$14.19		$15.13		$15.91		$15.73	$16.33	$16.52

Market value, end of period	$13.14		$13.50		$15.52		$14.14	$15.44	$15.35

Total Return:
Based on net asset value per share	(2.90	)%B	2.17%		7.38%		3.00%	8.50%	17.13%
Based on market value per share	0.95	%B	(6.16)%		17.02%		(1.49)%	10.41%	14.07%

Ratios to Average Net Assets:C
Total expenses	.88	%D	.83%		.84%		.81%	.78%	.95%
Expenses net of waivers, if any	.86	%D	.81%		.82%		.79%	.76%	.94%
Expenses net of all reductions	.86	%D	.81%		.82%		.79%	.76%	.94%
Net investment income	6.99	%D	6.10%		5.81%		5.48%	5.71%	5.78%

Supplemental Data:
Portfolio turnover rate	10	%B	46%		51%		80%	81%	47%
Net assets, end of period (in thousands)	$133,197		$142,029		$149,406		$147,737	$153,289	$155,139

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective ,January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	6/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$143,926,144	$672,503	$143,253,641	$—

Total	$143,926,144	$672,503	$143,253,641	$—

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds From Sales
U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
$224,569	$12,872,344	$227,032	$18,839,339

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales

Semi-Annual Report to Shareholders

of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008 no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2008, the Fund had no open forward foreign currency exchange contracts.

4. Common Shares:

Of the 9,389,431 shares of common stock outstanding at June 30, 2008, the Adviser owns 213,100 shares.

5. Securities Lending:

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s leading agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. Such collateral is in the possession of the Fund’s custodian. Cash is invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6. Transactions with Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 and 1% of average net assets over $30,000,000 the Adviser has contractually agreed to reimburse the Fund for any excess.

The Adviser voluntarily waived expenses amounting to $12,000 for the six months ended June 30, 2008.

Western Asset Management Company Limited (“WAML”) provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Fund managed by WAML during the month.

Semi-Annual Report to Shareholders

Under the terms of an Administrative Services Agreement among the Fund, the Adviser, and Legg Mason Fund Adviser, Inc. (“Administrator”), the Adviser (not the Fund) pays the Administrator a monthly fee of $3,000, an annual rate of $36,000.

7. Director Compensation:

Each Director of the Fund who is not an “interested person” (as defined in the 1940 Act) of the Fund, Western Asset or WAML receives an aggregate fee of $70,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $6,000 for serving as a member of the Audit Committee. Other committee members receive a fee of $3,000 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average annual net assets. Director Ronald Olson receives from Western Asset an aggregate fee of $70,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund, as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

8. Recent Accounting Pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Fin 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Fund adopted Fin 48. There was no material impact to the financial statements or disclosure there to as a result of this adoption.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

9. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 6, 2008. Of the 9,389,431 common shares outstanding, the following shares were voted at the meeting:

Election of Directors:

Director Nominee	For	Withheld
Ronald J. Arnault	7,566,920	159,148
Anita L. DeFrantz	7,561,918	164,150
R. Jay Gerken	7,577,092	148,977
Ronald L. Olson	7,570,608	155,461
Avedick B. Poladian	7,553,963	172,106
William E.B. Siart	7,568,043	158,025
Jaynie Miller Studenmund	7,545,485	180,584

In the Proxy Statement for the Fund’s annual shareholder meeting held on May 6, 2008 meeting, it was reported incorrectly that Anita L. DeFrantz made a late Form 4 filing.

Western Asset Income Fund

The Board of Directors

William E. B. Siart, Chairman

R. Jay Gerken

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Todd F. Kuehl, Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

This report is transmitted to the shareholders of Western Asset Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-SAR-(08/08) TN08-2799

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	September 5, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date:	September 5, 2008